RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Promissory note		$ 1,365,550
Preferred stock converted into common shares		14,705,144
Common stock share prices			$ 0.0285
Note Payable to related party		$ 63,456	$ 63,456
Accrued interest		$ 9,527	6,346
Class A Convertible Preferred Stock Member
Preferred stock converted into common shares		4,040,000
Preferred stock, shares converted		$ 2,990,000
Common stock share prices		$ 0.029
Chief Executive Officer [Member]
Note Payable to related party		$ 415,000
Asset Purchase Agreement [Member]
Note Payable to related party	$ 63,456
Related Party Transaction, Rate	5.00%
Related Party Transaction, Amounts of Transaction	$ 1,902
Maturity term period	three-year
Accrued interest		$ 9,527	$ 6,346